Accounts Payable - Officer (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 09, 2021	Jan. 05, 2021	Jun. 30, 2020	Jul. 23, 2012
Accounts payable, related party	$ 89,130	$ 89,130			$ 57,450
George Sharp [Member]
Accounts payable, related party			$ 89,130	$ 85,499		$ 57,450
Accrued interest			$ 3,631	$ 28,049